Summary of Future Minimum Lease Payments Under Finance Lease Obligations (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
2022		$ 56,638
2023		50,682
2024		15,732
2025		15,732
2026		22,286
Thereafter
Total undiscounted lease payments		161,070
Less: Imputed interest		(13,051)
Finance lease liabilities		148,019
Finance lease liability		50,927	$ 73,184
Finance lease liability - non-current		$ 97,092	$ 149,385